Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fixed Assets
Schedule of components of fixed assets

	March 31,	December 31,
	2024	2023
Office equipment	$5,932	$3,335
Medical equipment	7,143	1,000
	13,075	4,335
Less accumulated depreciation	(1,296)	(678)
Fixed Assets, net	$11,779	$3,657

	December 31,	December 31,
	2023	2022
Office equipment	$3,335	$—
Medical equipment	1,000	—
	4,335	—
Less accumulated depreciation	(678)	—
Fixed Assets, net	$3,657	$—